OPERATING AND SHORT-TERM LEASES	12 Months Ended
Dec. 31, 2023
Operating And Short-term Leases
OPERATING AND SHORT-TERM LEASES

NOTE 6 – OPERATING AND SHORT-TERM LEASES

During 2017 the Company entered into an operating lease agreement, according to which the paid rent started August 2018. The monthly average rent expenses were approximately $57 from August 2018 through March 2022. In March 2022 the Company exercised an extension option and the lease term was extended for a period of five years, through March 15, 2027, with a 5% increase in base rent. Upon the extension, the Company recorded right-of-use asset and liability of approximately $3,188. In November 2022, the Company agreed with the landlord to terminate the operating lease agreement effective December 31, 2022. As such, the corresponding right-of-use asset and liability were eliminated, with a loss of $5 recognized in the statement of comprehensive loss. In addition, the Company depreciated the entire amount of $248 “leased improvements”. Operating lease expense during the year ended December 31, 2022 was $799.

In August 2021, the Company signed a new sublease agreement to sublease parts of its office space in Tel Aviv to a third party for an annual consideration of approximately $280 which ended on August 31, 2022. In January 2020, the Company signed a sublease agreement to sublease parts of its office space in Tel Aviv to a third party for an annual consideration of approximately $240. This agreement ended in August 2021.

Currently the Company has two short term lease agreements with a monthly average rent expense of approximately $30. Short-term lease expense, including variable lease payments, associated with the operating lease during the year ended December 31, 2023 was $482.